Loss per ordinary share (Tables)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of earnings per share

	2025	2024
	USD	USD

Loss attributable to owners of the Company (USD)	(2,513,573)	(2,304,026)

Weighted average number of ordinary shares (units)	58,041,995	47,858,162

Basic and diluted loss per ordinary share (USD)	(0.04)	(0.05)

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of earnings per share

Earnings per share is based on the weighted average number of ordinary shares in issue.

Basic and Headline Earnings
(Loss)/earnings for the period	(585,716)	455,435
Adjustments	-	-
Headline (loss)/earnings for the period	(585,716)	455,435

Weighted average number of shares in issue	69,242,458	89,932,750

Per share information
(Loss)/earnings per share (cents)	(0.85)	0.51
Headline (loss)/ earnings per share (cents)	(0.85)	0.51

Earnings per share is based on the weighted average number of ordinary shares in issue.

Basic and Headline Earnings
Earnings/(loss) for the period	455,435	(552,004)
Adjustments	-	-
Headline Earnings/(loss) for the period	455,435	(552,004)

Weighted average number of shares in issue	89,932,750	100,000,000

Per share information
Earnings/ (loss) per share (cents)	0.51	(0.55)
Headline Earnings/ (loss) per share (cents)	0.51	(0.55)